CASH AND CASH EQUIVALENTS (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jul. 19, 2020
Cash and Cash equivalents and Reconciliation of Loss Before Income Tax to Net Cash Flows from Operations [Abstract]
Cash at bank and on hand	$ 1,697,904	$ 5,672,551
Cash and cash equivalents	1,697,904	5,672,551	$ 0
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss for the year	(13,230,837)	(21,521,237)
Adjustment for non-cash income and expense items [Abstract]
Share-based payments expense	4,084,764	8,340,328
Cost of listing on reverse acquisition	5,141,126	0
Amortisation of right-of-use assets	8,364	119,706
Depreciation of property, plant and equipment	960	33,728
Net foreign exchange loss/(gain)	0	(377,003)
Lease modifications	0	(2,112)
Changes in assets and liabilities [Abstract]
Increase in receivables and prepayments	(34,405)	(98,797)
Increase in payables and provisions	472,003	1,371,310
Net cash flows used in operating activities	$ (3,558,025)	$ (12,134,077)